Residential Loans at Amortized Cost, Net - Outstanding Balance and Carrying Amount of Purchased Credit-Impaired Residential Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Outstanding balance	$ 38,282	$ 41,941
Carrying amount	$ 24,677	$ 26,340